Fair Value Measurements - Transfers between Level 1 and Level 2 (Details) $ in Millions	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($) stock	Dec. 31, 2015 USD ($) stock	Dec. 31, 2014 USD ($) stock
Perpetual preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of stocks transferred from Level 2 to Level 1 | stock		0	0	1
Fair value of assets transferred from Level 2 to Level 1 | $	$ 1	$ 0	$ 0	$ 4
Number of stocks transferred from Level 1 to Level 2 | stock		1	0	3
Fair value of assets transferred from Level 1 to Level 2 | $		$ 1	$ 0	$ 14
Common stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of stocks transferred from Level 2 to Level 1 | stock		2	1	0
Fair value of assets transferred from Level 2 to Level 1 | $		$ 0	$ 0	$ 0
Number of stocks transferred from Level 1 to Level 2 | stock		2	1	1
Fair value of assets transferred from Level 1 to Level 2 | $		$ 0	$ 0	$ 0